Share Capital and Premium (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2019 R / shares
Disclosure of classes of share capital [line items]
Share capital	$ 17	$ 16	$ 16
Balance at beginning of year	7,208	7,171	7,145
Ordinary shares issued - share premium	27	37	26
Balance at end of year	7,235	7,208	7,171
Redeemable preference shares held within the group	(53)	(53)	(53)
Share premium, net of treasury shares	7,182	7,155	7,118
Share capital and premium	$ 7,199	7,171	7,134
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares	600,000,000
Par value per share (in cents per share) | R / shares				R 0.25
Series A redeemable preferred shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares	2,000,000
Par value per share (in cents per share) | R / shares				0.50
Number of shares issued and fully paid (in shares) | shares	2,000,000
Series B redeemable preferred shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares	5,000,000
Par value per share (in cents per share) | R / shares				0.01
Number of shares issued and fully paid (in shares) | shares	778,896
Series C redeemable preferred shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares	30,000,000
Par value per share (in cents per share) | R / shares				0
Authorised
Disclosure of classes of share capital [line items]
Share capital	$ 23	23	23
Authorised | Ordinary shares
Disclosure of classes of share capital [line items]
Share capital	23	23	23
Authorised | Series A redeemable preferred shares
Disclosure of classes of share capital [line items]
Share capital	0	0	0
Authorised | Series B redeemable preferred shares
Disclosure of classes of share capital [line items]
Share capital	0	0	0
Authorised | Series C redeemable preferred shares
Disclosure of classes of share capital [line items]
Share capital	0	0	0
Issued and fully paid
Disclosure of classes of share capital [line items]
Share capital	17	16	16
Issued and fully paid | Ordinary shares
Disclosure of classes of share capital [line items]
Share capital	$ 17	$ 16	$ 16
Par value per share (in cents per share) | R / shares				R 0.25
Number of shares issued and fully paid (in shares) | shares	415,301,215	412,769,980	410,054,615
Issued and fully paid | Series A redeemable preferred shares
Disclosure of classes of share capital [line items]
Share capital	$ 0	$ 0	$ 0
Issued and fully paid | Series B redeemable preferred shares
Disclosure of classes of share capital [line items]
Share capital	0	0	0
Treasury shares held within the group | Series A and B redeemable preference shares
Disclosure of classes of share capital [line items]
Share capital	$ 0	$ 0	$ 0
Treasury shares held within the group (in shares) | shares	2,778,896